UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 165,983	$ 222,497
Cost of sales	120,607	164,036
Gross profit	45,376	58,461
Operating expenses:
General and administrative	20,217	18,313
Research and development	13,413	18,508
Sales and marketing	22,497	30,315
Transaction related costs	125	8,472
Restructuring	1,218	2,170
Total operating expenses	57,470	77,778
Operating loss	(12,094)	(19,317)
Other income (expense):
Interest expense	(5,518)	(2,366)
Interest income	1,314	6
Gain on embedded derivative	9,249	0
Other income (expense), net	(1,066)	1,294
Total other income (expense)	3,979	(1,066)
Net loss from continuing operations, before income taxes	(8,115)	(20,383)
Income tax benefit (expense)	(39,631)	5,143
Net loss from continuing operations	(47,746)	(15,240)
Loss from discontinued operations, net of tax	(64)	(431)
Net loss	(47,810)	(15,671)
Less: comprehensive loss attributable to non-controlling interest	(70)	0
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	(47,676)	(15,240)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc.	$ (47,740)	$ (15,671)
Basic and Diluted
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.10)	$ (0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.10)	$ (0.04)
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	456,477,820	426,422,220
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	456,477,820	426,422,220